SHORT TERM AND LONG-TERM DEBT - Short Term and Long-Term Debt Components (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Total debt	$ 1,814,461	$ 1,823,322
Current portion of debt	(108,267)	(108,906)
Long-term portion of debt issuance costs	(9,916)	(10,887)
Long-term debt	1,696,278	1,703,529
Floating rate long-term debt
Debt Instrument [Line Items]
Total debt	1,265,813	1,270,991
Floating rate long-term debt | $90 million term tranche under the $270 Million Facility
Debt Instrument [Line Items]
Total debt	81,828	90,000
Face amount	90,000
Floating rate long-term debt | Flex Resolute $150 Million Facility
Debt Instrument [Line Items]
Total debt	130,264	134,211
Line of credit facility, maximum borrowing capacity	150,000
Floating rate long-term debt | Flex Enterprise $150 Million Facility
Debt Instrument [Line Items]
Total debt	39,304	44,217
Line of credit facility, maximum borrowing capacity	150,000
Floating rate long-term debt | $140 million term tranche under the $290 Million Facility
Debt Instrument [Line Items]
Total debt	107,317	114,579
Face amount	140,000
Floating rate long-term debt | Flex Courageous $175 Million Sale and Leaseback
Debt Instrument [Line Items]
Gross price	175,000
Total debt	175,000	0
Floating rate long-term debt | Flex Endeavour $160 Million Sale and Leaseback
Debt Instrument [Line Items]
Gross price	160,000
Total debt	154,345	158,190
Floating rate long-term debt | $320 Million Sale and Leaseback
Debt Instrument [Line Items]
Gross price	320,000
Total debt	129,613	268,576
Floating rate long-term debt | Flex Rainbow $180 Million Sale and Leaseback
Debt Instrument [Line Items]
Gross price	180,000
Total debt	160,642	165,218
Floating rate long-term debt | $330 Million Sale and Leaseback
Debt Instrument [Line Items]
Gross price	330,000
Total debt	287,500	296,000
Line of credit
Debt Instrument [Line Items]
Total debt	413,675	413,675
Line of credit | $270 Million Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	270,000
Line of credit | Flex Enterprise $150 Million Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	150,000
Line of credit | $290 Million Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	290,000
Line of credit | $84 million revolving tranche under the Flex Enterprise $150 Million Facility
Debt Instrument [Line Items]
Total debt	83,675	83,675
Face amount	84,000
Line of credit | $150 million revolving tranche under the $290 Million Facility
Debt Instrument [Line Items]
Total debt	150,000	150,000
Face amount	150,000
Line of credit | $180 million term tranche under the $270 Million Facility
Debt Instrument [Line Items]
Total debt	180,000	180,000
Face amount	180,000
Line of credit | $320 Million Sale and Leaseback
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	320,000
Fixed rate long-term debt
Debt Instrument [Line Items]
Total debt	134,973	138,656
Fixed rate long-term debt | Flex Volunteer Sale and Leaseback
Debt Instrument [Line Items]
Total debt	$ 134,973	$ 138,656